Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Summary of information about key management personnel

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
Short-term employee benefits (1)	478	2,694	3,320
Employee share-based compensation	1,394	1,486	4,680
Total	1,872	4,180	8,000
(1)	Includes corporate bodies fees, consultancy fees and personnel compensation.

Summary of transactions between related parties

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
(i) Proceeds of shareholder loan
Fosun International Limited (1)	120,744	18,465	66,531
FPI (US) I LLC (2)	2,866	1,845	—
Shanghai Fosun High Technology Group Finance Co., Ltd. (2)	1,314	829	4,053
Meritz Securities Co., Ltd. (1)	—	59,959	23,076
Fosun JoyGo (HK) Technology Limited (2)	—	1,107	—
Shanghai Fosun High Technology (Group) Co., Ltd. (2)	—	—	5,853
Total proceeds of shareholder loan	124,924	82,205	99,513
(ii) Repayments of shareholder loan
Meritz Securities Co., Ltd.	4,071	2,187	—
Fosun International Limited	1,845	3,220	106,418
Fosun JoyGo (HK) Technology Limited	1,081	—	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	843	3,803	1,691
FPI (US) I LLC	287	1,845	—
Shanghai Fosun High Technology (Group) Co., Ltd.	—	—	177
Total repayments of shareholder loan	8,127	11,055	108,286
(iii) Proceeds of financing fund
Meritz Securities Co., Ltd.	—	36,541	24,022
(iv) Repayments of financing fund
Meritz Securities Co., Ltd.	18,274	—	—

	For the years ended December 31,
(Euro thousands)	2024	2023	2022
(v) Interest expenses
Meritz Securities Co., Ltd.	9,084	7,877	443
Fosun International Limited	6,976	392	8,355
Shanghai Fosun High Technology (Group) Co., Ltd.	1,039	1,021	762
FPI (US) I LLC	221	16	—
Shanghai Fosun High Technology Group Finance Co., Ltd.	96	146	248
Fosun JoyGo (HK) Technology Limited	2	4	—
Total interest expenses	17,418	9,456	9,808
(vi) Rental expenses
Shanghai Fosun Bund Property Co., Ltd. (3)	166	1,143	1,201
(vii) Sales of goods
Handsome Corporation (1)	1,338	1,499	3,104
(viii) Royalty
Itochu Corporation (1)	2,804	2,305	175
Handsome Corporation	2,795	3,143	1,498
Total royalty	5,599	5,448	1,673
(ix) Other service expenses
Baozun Hong Kong Investment Limited(1)	1,331	1,631	1,760
Fosun Holdings Limited (2)	—	271	—
Total other service expenses	1,331	1,902	1,760
(x)Purchase of trademarks
Itochu Corporation	—	27,074	—
(xi) Received in advance
Shanghai Yu Garden Group and its subsidiaries (2)	9,671	1,358	—
Itochu Corporation	—	4,753	—
Total received in advance	9,671	6,111	—

Balances with related parties

	At December 31,
(Euro thousands)	2024	2023
(i) Borrowings
Fosun International Limited	134,649	15,245
Meritz Securities Co., Ltd.	16,710	21,612
Shanghai Fosun High Technology (Group) Co., Ltd.	10,221	9,787
FPI (US) I LLC	2,579	-
Shanghai Fosun High Technology Group Finance Co., Ltd.	1,349	829
Fosun JoyGo (HK) Technology Limited	—	1,081
Total borrowings	165,508	48,554
(ii) Other current liabilities
Meritz Securities Co., Ltd.	53,172	63,320
Shanghai Yu Garden Group and its subsidiaries	9,671	1,358
Fosun International Limited	7,362	420
Shanghai Fosun Bund Property Co., Ltd.	2,114	1,837
Baozun Hong Kong Investment Limited	1,105	1,851
Shanghai Fosun Industrial Investment Co., Ltd. (2)	1,030	987
Shanghai Fosun High Technology (Group) Co., Ltd.	403	384
Fosun Holdings Limited	289	271
FPI (US) I LLC	229	-
Shanghai Fosun High Technology Group Finance Co., Ltd.	3	2
Fosun JoyGo (HK) Technology Limited	—	5
Total other current liabilities	75,378	70,435
(iii) Other current assets
Fosun International Limited	267	252
(iv) Other non-current liabilities
Itochu Corporation	4,570	4,753
Shanghai Fosun High Technology (Group) Co., Ltd.	2,872	1,757
Total other non-current liabilities	7,442	6,510

Notes:

(1)	A shareholder of the Group.
(2)	Subsidiaries of Fosun International Limited.
(3)	Joint venture of Fosun International Limited.